Share Option and Warrant Reserves (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Option and Warrant Reserves
Risk-free interest rate	0.91%	0.36%
Expected dividend yield	0.00%	0.00%
Share price volatility	67.00%	68.00%
Expected forfeiture rate	0.00%	0.00%
Expected life (in years - weighted average)	4 years 10 months 24 days	4 years 10 months 24 days